Subsequent Events (Details Narrative) - USD ($)				6 Months Ended	11 Months Ended
	Jul. 27, 2023	Jul. 07, 2023	Mar. 13, 2023	Jun. 30, 2023	Dec. 31, 2021	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 01, 2022	Nov. 29, 2022
Subsequent Event [Line Items]
Assets held in trust							$ 30,000	$ 30,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 87,541,322
Share Price							$ 0.037	$ 0.037	$ 0.067	$ 0.067	$ 0.067	$ 0.067		$ 0.067	$ 0.067	$ 0.067
Common Class B [Member]
Subsequent Event [Line Items]
Class B common stock issued to sponsor (in shares)					2,875,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001								$ 0.0001
Private placement warrants			2,581,500
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001								$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Assets held in trust						$ 30,000					$ 125,000
Share Price						$ 0.037					$ 0.067
Subsequent Event [Member]
Subsequent Event [Line Items]
Other subsequent event description	On July 27, 2023, the Company filed a Current Report on Form 8-K stating that the Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision, and on such date the Company requested the hearing, and wired the $20,000 fee to Nasdaq for the hearing, prior to 4:00 p.m. Eastern Time on August 1, 2023, as required in the Delisting Letter. The current hearing is scheduled to be held on September 21, 2023.
Assets held in trust											$ 125,000	$ 125,000
Share Price											$ 0.067	$ 0.067
Class B common stock issued to sponsor (in shares)			2,581,500
Private placement warrants			5,869,800
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001
Subsequent Event [Member] | Maximum [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Merger consideration		$ 96,000,000
Subsequent Event [Member] | Minimum [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Merger consideration		$ 95,000,000		$ 95,000,000